Description of Business (Details)	Mar. 31, 2021	Dec. 31, 2020
Sellers
Description of Business
Percentage of interest holding	73.00%
RSILP
Description of Business
Percentage of common units acquired	23.10%	23.10%
RSILP
Description of Business
Percentage of common units retained by sellers	73.00%
Percentage of interest holding	27.00%
RSILP | Sellers
Description of Business
Percentage of common units retained by sellers	76.90%	76.90%